EDGAR

                                     January 5, 2006

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Filing Purusant to Rule 497(j)
         John Hancock California Tax-Free Income Fund
            John Hancock California Tax-Free Income Fund
         File Nos. 33-31675; 811-5979

CERTIFICATE UNDER RULE 497(j)


Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus and Statement of Additional Information dated January 1, 2006 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.


                                     Sincerely,


                                     /s/Marilyn Lutzer
                                     Marilyn Lutzer
                                     Manager
                                     Federal Compliance